Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Prepaid Expenses and Other Current Assets

5.  Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	March 31,
	2015	2014

Insurance	$27,300	$21,800
Legal fees	3,400	3,400
Interest receivable on note receivable from sale
of common stock	-	2,800
Technology license fees and all other	5,000	12,500

	$35,700	$40,500